Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Redeemable Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable Common Stock, shares outstanding	4,509,403	8,625,000	0
Redeemable common stock, share subject to redemption per share (in Dollars per share)	$ 10.78	$ 10.32	$ 10.32
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,006,250	3,006,250	2,875,000
Common stock, shares outstanding	3,006,250	3,006,250	2,875,000